Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
Disclosure of supplemental cash flow information
	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Accounts receivable	$(93)	$141	$14	$396
Prepaid expenses and deposits	231	191	183	(13)
Accounts payable and accrued liabilities	612	(333)	(11)	(50)
Change in non-cash working capital	$750	$(1)	$186	$333

Disclosure of operating activities
	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Income taxes refunded	$22	$-	$187	$1,717